Vessels, Net (Details) $ in Thousands		1 Months Ended	4 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Jan. 07, 2014 USD ($)	Jan. 18, 2014 USD ($)	Apr. 22, 2015 USD ($)	Aug. 29, 2014 USD ($)	Sep. 11, 2013 USD ($)	Oct. 11, 2013 USD ($)	Oct. 28, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)
Property Plant And Equipment [Line Items]
Deposits for vessels acquisitions								$ 0		$ 10
MSC Cristina
Property Plant And Equipment [Line Items]
Vessel year built								2011
Vessel type								Container
Capacity per each container in TEU								13,100
Acquisition cost			$ 147,840
Deposits for vessels acquisitions			$ 14,802
YM Unity
Property Plant And Equipment [Line Items]
Vessel year built								2006
Vessel type								Container
Capacity per each container in TEU								8,204
Acquisition cost							$ 59,095
YM Utmost
Property Plant And Equipment [Line Items]
Vessel year built								2006
Vessel type								Container
Capacity per each container in TEU								8,204
Acquisition cost				$ 59,092
Navios Sun
Property Plant And Equipment [Line Items]
Vessel year built								2005
Vessel type								Panamax
Vessel capacity in DWT								76,619
Acquisition cost		$ 16,176
Deposits for vessels acquisitions		$ 1,583
Navios La Paix
Property Plant And Equipment [Line Items]
Vessel year built								2014
Vessel type								Ultra-Handymax
Vessel capacity in DWT								61,485
Acquisition cost	$ 28,478
Deposits for vessels acquisitions	$ 5,688
Hyundai Hongkong, Hyundai Singapore, Hyundai Tokyo, Hyundai Shanghai and Hyundai Busan
Property Plant And Equipment [Line Items]
Number of vessels acquired									5
Vessel year built								2006
Vessel type								Container
Capacity per each container in TEU								6,800
Acquisition cost									$ 276,478
Navios Harmony
Property Plant And Equipment [Line Items]
Vessel year built								2006
Vessel type								Panamax
Vessel capacity in DWT								82,790
Acquisition cost						$ 17,955
Navios Joy
Property Plant And Equipment [Line Items]
Vessel year built								2013
Vessel type								Capesize
Vessel capacity in DWT								181,389
Acquisition cost					$ 47,467